Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Payments to Acquire Property, Plant, and Equipment		$ 60,000	$ 194,000	$ 2,497,000
Depreciation expense		100,000	900,000	1,000,000.0
Proceeds from Sale of Productive Assets		100,000	300,000
[custom:FutureProceedsRelatedToInstallmentSalesOfEquipment]			365,000
Property, Plant and Equipment, Disposals		100,000	300,000	200,000
Gain (Loss) on Disposition of Assets		2,962	400,000	100,000
[custom:WriteOffOfObsoleteFixedAssetsNet]			25,304	5,270
Beeline Financial Holdings Inc [Member]
Payments to Acquire Property, Plant, and Equipment	379,507	665,806	851,028	1,914,773
Depreciation expense	$ 113,532	$ 113,532	$ 151,376	151,376
Enterprise F M Trust [Member]
Gain (Loss) on Disposition of Assets				$ 100,000